Interests in unconsolidated structured entities (Narrative) (Detail) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Sponsored [Member] | Non Existence Of Interest [Member]
Disclosure Of Unconsolidated Structured Entities [Table]
Assets transferred to client vehicles by UBS, at time of transfer	$ 1	$ 0
Assets transferred to client vehicles by third parties, at time of transfer	2	9
Total closing net asset value of sponsored investment funds	46	37
Interests in Investment funds represented on balance sheet
Disclosure Of Unconsolidated Structured Entities [Table]
Assets held by the unconsolidated structured entities in which UBS had an interest	158	124
Interests in Investment funds not represented on balance sheet
Disclosure Of Unconsolidated Structured Entities [Table]
Assets held by the unconsolidated structured entities in which UBS had an interest	370	359
UBS AG | Sponsored [Member] | Non Existence Of Interest [Member]
Disclosure Of Unconsolidated Structured Entities [Table]
Assets transferred to client vehicles by UBS, at time of transfer	1	0
Assets transferred to client vehicles by third parties, at time of transfer	2	9
Total closing net asset value of sponsored investment funds	46	37
UBS AG | Interests in Investment funds represented on balance sheet
Disclosure Of Unconsolidated Structured Entities [Table]
Assets held by the unconsolidated structured entities in which UBS had an interest	103	89
UBS AG | Interests in Investment funds not represented on balance sheet
Disclosure Of Unconsolidated Structured Entities [Table]
Assets held by the unconsolidated structured entities in which UBS had an interest	$ 425	$ 395